Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2021
Registrant Name	dei_EntityRegistrantName	BLACKROCK MID‑CAP VALUE SERIES, INC.
Entity Central Index Key	dei_EntityCentralIndexKey	0000918848
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 26, 2022
Document Effective Date	dei_DocumentEffectiveDate	May 26, 2022
Prospectus Date	rr_ProspectusDate	Sep. 01, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A